SUMMARY OF CONDENSED BALANCE SHEETS OF THE PARENT COMPANY (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	$ 15,671	¥ 109,587	¥ 219,365	¥ 517,542
Short-term investment	11,980	83,774
Prepaid expenses and other current assets	12,318	86,142	177,187
Total current assets	51,126	357,532	516,172
Non-current assets:
Long-term investments	44,037	307,956	364,534
Total non-current assets	121,851	852,114	836,280
Total assets	172,977	1,209,646	1,352,452
Current liabilities
Other payables and accruals	13,738	96,076	126,177
Total liabilities	39,146	273,755	274,406
Shareholders’ equity
Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2024 and 2025; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2024 and 2025; 1,020,256,032 Class A ordinary shares and 949,960,000 Class B ordinary shares outstanding as of December 31, 2024 and 2025, respectively)	10	70	70
Additional paid-in capital	1,047,978	7,328,615	7,328,336
Accumulated other comprehensive income	12,011	83,996	93,145
Less: Treasury stock (188,575,190 shares as of December 31, 2024 and 2025, respectively)	(16,206)	(113,334)	(113,334)
Accumulated deficit	(912,448)	(6,380,841)	(6,247,557)
Total shareholders' equity	133,831	935,891	1,078,046	¥ 1,191,095	¥ 1,355,900
Total liabilities and shareholders' equity	$ 172,977	1,209,646	1,352,452
Parent Company [Member]
Current assets:
Cash and cash equivalents		9,675	25,064
Short-term investment		40,480
Amounts due from the group companies		204,435	192,678
Prepaid expenses and other current assets		544	620
Total current assets		255,134	218,362
Non-current assets:
Long-term investments		20,033	53,120
Investment in subsidiaries and VIE		661,365	807,681
Total non-current assets		681,398	860,801
Total assets		936,532	1,079,163
Current liabilities
Other payables and accruals		1,300	1,777
Total liabilities		1,300	1,777
Shareholders’ equity
Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2024 and 2025; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2024 and 2025; 1,020,256,032 Class A ordinary shares and 949,960,000 Class B ordinary shares outstanding as of December 31, 2024 and 2025, respectively)		70	70
Additional paid-in capital		7,328,615	7,293,445
Accumulated other comprehensive income		83,996	138,690
Less: Treasury stock (188,575,190 shares as of December 31, 2024 and 2025, respectively)		(113,334)	(113,334)
Accumulated deficit		(6,364,115)	(6,241,485)
Total shareholders' equity		935,232	1,077,386
Total liabilities and shareholders' equity		¥ 936,532	¥ 1,079,163